EQUITY TRANSACTIONS - Summary of the Two Rivers 2005 Option Plan (Details) (USD $)	Sep. 07, 2021	Jun. 30, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 01, 2010
Accounting Policies [Abstract]
Shares outstanding			1,727,866	1,745,562	3,631,510
Shares outstanding, weighted average exercise price			$ 1.34	$ 1.37	$ 1.38
Shares granted				434,666	20,000
Shares granted, weighted average exercise price	$ 1.00	$ 1		$ 1.44	$ 2.00
Shares cancelled					(1,905,948)
Shares cancelled, weighted average exercise price					$ 1.41
Shares expired
Shares expired, weighted average exercise price
Shares exercised				452,362
Shares exercised, weighted average exercise price				$ 1.25
Options exercisable			1,701,199
Options exercisable, weighted average exercise price			$ 1.31